Accounts Receivable - Summary of Trade and Other Receivables (Details) - CAD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Trade And Other Receivables [Abstract]
Trade receivables	$ 375	$ 44
Tax credits and government grants receivable	2,786	1,546
Sales taxes receivable	463	863
Other receivables	420	1,633
Trade and other receivables	$ 4,044	$ 4,086